Annual Total Returns - Franklin DynaTech VIP Fund [BarChart] - FTVIP Class 4-61 - Franklin DynaTech VIP Fund - Class 4	May 01, 2021
Bar Chart Table:
Annual Return 2011	(4.91%)
Annual Return 2012	9.24%
Annual Return 2013	37.28%
Annual Return 2014	5.98%
Annual Return 2015	4.32%
Annual Return 2016	(2.98%)
Annual Return 2017	26.78%
Annual Return 2018	3.10%
Annual Return 2019	31.03%
Annual Return 2020	44.71%